KEY MANAGEMENT COMPENSATION - Disclosure of detailed information about management compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Key Management Compensation [Abstract]
Salaries and director fees	$ 1,712,067	$ 2,284,846
Share-based payments	1,417,844	2,309,506
KEY MANAGEMENT COMPENSATION	$ 3,129,911	$ 4,594,352